Investment In Securities - Schedule of Financial Instruments Measured at Fair Value on a Recurring Basis (Details) - Fair Value, Recurring [Member]	Sep. 30, 2025 USD ($)
Schedule of Financial Instruments Measured at Fair Value on a Recurring Basis [Line Items]
Total financial instruments measured at fair value	$ 804,070
Level 1 [Member]
Schedule of Financial Instruments Measured at Fair Value on a Recurring Basis [Line Items]
Total financial instruments measured at fair value	776,700
Level 2 [Member]
Schedule of Financial Instruments Measured at Fair Value on a Recurring Basis [Line Items]
Total financial instruments measured at fair value	27,370
Level 3 [Member]
Schedule of Financial Instruments Measured at Fair Value on a Recurring Basis [Line Items]
Total financial instruments measured at fair value
Equity securities [Member]
Schedule of Financial Instruments Measured at Fair Value on a Recurring Basis [Line Items]
Total financial instruments measured at fair value	776,700
Equity securities [Member] | Level 1 [Member]
Schedule of Financial Instruments Measured at Fair Value on a Recurring Basis [Line Items]
Total financial instruments measured at fair value	776,700
Equity securities [Member] | Level 2 [Member]
Schedule of Financial Instruments Measured at Fair Value on a Recurring Basis [Line Items]
Total financial instruments measured at fair value
Equity securities [Member] | Level 3 [Member]
Schedule of Financial Instruments Measured at Fair Value on a Recurring Basis [Line Items]
Total financial instruments measured at fair value
Warrants [Member]
Schedule of Financial Instruments Measured at Fair Value on a Recurring Basis [Line Items]
Total financial instruments measured at fair value	27,370
Warrants [Member] | Level 1 [Member]
Schedule of Financial Instruments Measured at Fair Value on a Recurring Basis [Line Items]
Total financial instruments measured at fair value
Warrants [Member] | Level 2 [Member]
Schedule of Financial Instruments Measured at Fair Value on a Recurring Basis [Line Items]
Total financial instruments measured at fair value	27,370
Warrants [Member] | Level 3 [Member]
Schedule of Financial Instruments Measured at Fair Value on a Recurring Basis [Line Items]
Total financial instruments measured at fair value